FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2023	2022
Current
Marketable securities	$498	$1,227
Restricted cash	189	214
Derivative assets	120	133
Loans and notes receivable	243	257
Other financial assets (1)	89	148
Total current	$1,139	$1,979
Non-current
Marketable securities	$2,748	$2,682
Restricted cash	54	245
Derivative assets	290	507
Loans and notes receivable (2)	6,702	5,500
Other financial assets (1)	2,243	1,995
Total non-current	$12,037	$10,929
____________________________________
(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership's residential mortgage insurer and convertible preferred shares held in the partnership's audience measurement operation.
(2)Loans and notes receivable includes $5,844 million (2022: $4,866 million) of mortgage receivables related to the partnership’s Australian residential mortgage lender.